Note 1 - Going Concern (Detail) (USD $)	2 Months Ended	12 Months Ended
	Mar. 08, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss) Attributable to Parent		$ (6,401,494)	$ (10,238,797)
Net Cash Provided by (Used in) Operating Activities		(4,290,121)	(8,831,699)
Working Capital		(2,413,536)
Retained Earnings (Accumulated Deficit)		(70,910,322)	(64,508,828)
Cash and Cash Equivalents, at Carrying Value		70,325	3,909,383	417,457
Proceeds from Issuance of Debt	1,570,000	430,000
Capital Offering Subscription Aggregate Amount	$ 60,000